EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
Earnings per share

	12/31/2020
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	5,097,535	657	1,240,496	6,338,688
Earning for the Year	5,097,535	657	1,240,496	6,338,688

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,254,102	147	277,444
% of shares in relation to the total	81.88%	0.01%	18.11%

Basic earnings per share from continued operations (R$)	4.06	4.47	4.47
Net basic earnings per share	4.06	4.47	4.47

	12/31/2019 (*)
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,234,543	927	1,674,592	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,589,148	385	695,442	3,284,975
Earning for the Year	8,823,691	1,312	2,370,034	11,195,036

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to the total	80.37%	0.01%	19.62%

Basic earnings per share from continued operations (R$)	5.74	6.31	6.31
Basic earnings per share from discontinued operation (R $)	2.38	2.62	2.62
Net basic earnings per share	8.12	8.93	8.93

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	12/31/2018 (*)
Numerator	Common	Preferred A	Preferred B	Total
Profit attributable to each share class - Continued Operation	11,610,864	1,569	2,835,151	14,447,584
Loss attributable to each share class - Operation	14,940	2	4,013	18,955
Loss for the year	11,625,804	1,571	2,839,164	14,466,539

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares in thousands	1,087,050	147	265,437
% of shares in relation to the total	80.37%	0.01%	19.62%

Diluted earnings per share from continued operations (R$)	10.69	10.69	10.69
Diluted earnings per share from discontinued operations (R$)	0.01	0.02	0.02
Diluted earnings per share (R$)	10.70	10.71	10.71

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	12/31/2020
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	5,018,390	647	98,415	1,221,236	6,338,688
Earning for the Period	5,018,390	647	98,415	1,221,236	6,338,688

Denominator	Common	Preferred A	Preferred B -	Preferred B
			Converted
Weighted average number of shares	1,254,102	147	22,358	277,444
% of shares in relation to the total	80.99%	0.01%	1.41%	17.59%
Diluted earnings per share from continued operations (R$)	4.00	4.40	4.40	4.40
Diluted earnings per share (R$)	4.00	4.00	4.40	4.40

	12/31/2019 (*)
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,337,062	795	58,131	1,514,074	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,631,722	330	24,142	628,782	3,284,975
Earning for the Period	8,968,784	1,125	82,273	2,142,856	11,195,036

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,288,843	147	10,748	279,941
% of shares in relation to the total	81.59%	0.01%	0.68%	17.72%

Diluted earnings per share from continued operations (R$)	4.92	5.41	5.41	5.41
Diluted earnings per share from discontinued operation (R$)	2.04	2.25	2.25	2.25
Diluted earnings per share (R$)	6.96	7.66	7.65	7.65

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	12/31/2018 (*)
			Preferred B -
Numerator	Common	Preferred A	Converted	Preferred B	Total
Profit attributable to each share class - Continued Operation	11,279,249	1,677	137,065	3,029,594	14,447,584
Loss attributable to each share class - Operation	14,798	2	180	3,975	18,955
Loss for the year	11,294,047	1,679	137,245	3,033,569	14,466,539

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousands	1,087,050	147	12,009	265,437
% of shares in relation to the total	79.42%	0.01%	1.17%	19.39%
Diluted earnings per share from continued operations (R$)	10.38	11.42	11.42	11.42
Diluted earnings per share from discontinued operations (R$)	0.02	0.02	0.02	0.02

Diluted earnings per share (R$)	10.40	11.44	11.44	11.44

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.